Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

Note 5. Leases

Operating leases:

The Company leases buildings and office space under various operating lease agreements. In addition to rent, the leases require payment of real estate taxes, insurance, and common area maintenance. The leases generally have an initial lease term of 10 to 15 years and contain renewal options and escalation clauses. For leases that contain fixed escalation of the minimum rent, rent expense is recognized on a straight-line basis through the end of the lease term. The difference between the straight-line rent amounts and amounts payable under the leases is recorded as deferred rent.

For the years ended December 31, 2011, 2010 and 2009, rent expense was approximately $11,389,000, $9,571,000 and $8,608,000, respectively.

Future annual minimum rentals under non-cancelable operating leases are as follows:

Years ending December 31:
2012	$12,225,661
2013	12,956,192
2014	12,907,547
2015	12,800,299
2016	12,742,768
Thereafter	152,342,182
$215,974,649

Capital leases:

The Company has several leases for store facilities that are accounted for as capital leases. These leases expire at various dates through 2022. Assets acquired under capital leases are included in property, plant and equipment. Future annual minimum rentals under capital leases are as follows:

Years ending December 31:
2012	$467,125
2013	471,855
2014	471,855
2015	405,257
2016	217,015
Thereafter	1,162,965
Total minimum payments	3,196,072
Less: amount representing interest	(1,347,424)
Present value of net minimum capital lease payments	$1,848,648

Obligation under capital leases	2011
Current	$194,200
Long-term	$1,654,448